Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents, currencies
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
US Dollars	139,644	225,283
New Israeli Shekels	4,008	13,566
Other currencies	4,504	3,094

	148,156	241,943